Document And Entity Information	Sep. 30, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2023
Entity Registrant Name	Kezar Life Sciences, Inc.
Entity Central Index Key	0001645666
Entity Emerging Growth Company	true
Securities Act File Number	001-38542
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	47-3366145
Entity Address, Address Line One	4000 Shoreline Court, Suite 300
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	650
Local Phone Number	822-5600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	true
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	KZR
Security Exchange Name	NASDAQ